STOCKHOLDERS EQUITY - Ordinary shares issued for stock offerings (Details) - USD ($)				12 Months Ended
	Mar. 22, 2021	Feb. 22, 2021	Dec. 21, 2017	Sep. 30, 2022	Sep. 30, 2021	Dec. 23, 2020
Warrants exercise price				$ 2.87	$ 2.87
Securities Purchase Agreement
Number of units issued		1,295,775
Number of shares per unit		1
Common stock, par value	$ 0	$ 0				$ 0
Number of warrants per unit		2
Number of shares per warrants		1
Unit price		$ 3.55
Total purchase price		$ 4,600,001
Issuance of common stock, net of offering costs (in shares)	4,000,000	1,295,770	1,784,992
Warrants exercised				316,898
Number of shares issued upon exercise of warrants				316,898
Securities Purchase Agreement | First Registered Warrants
Warrants exercise price		$ 4.00
Securities Purchase Agreement | Second Registered Warrants
Warrants exercise price		$ 4.50